UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

REX Crypto Equity Premium Income ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2025
REX Crypto Equity Premium Income ETF
TICKER: CEPI (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the REX Crypto Equity Premium Income ETF for the period of December 4, 2024 (inception) to April 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/cepi/. You can also request this information by contacting us at (844) 802-4004.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX Crypto Equity Premium Income ETF	$32[1]	0.85%[2]

1 Costs are for the period of December 4, 2024 to April 30, 2025. Costs for a full semi-annual period would be higher.

2 Annualized

Key Fund Statistics

(as of April 30, 2025)
Fund Net Assets	$34,438,541
Number of Holdings	97
Total Advisory Fee	$61,913
Annual Portfolio Turnover	24.64%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Sector Breakdown

INFORMATION TECHNOLOGY - HARDWARE 22.67%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES 22.38%
FINANCIALS - PAYMENT SYSTEMS 20.13%
CRYPTO-CURRENCY/BLOCKCHAIN 18.35%
FINANCIALS - DIGITAL INVESTMENT PLATFORMS 17.36%
CONSUMER DISCRETIONARY 5.40%
MONEY MARKET FUND 0.04%

Top 10 Holdings
Robinhood Markets, Inc.	6.52%
MicroStrategy, Inc. Class A	5.93%
Nu Holdings Ltd.	5.93%
Coinbase Global, Inc.	5.79%
Micron Technology, Inc.	5.45%
Marathon Digital Holdings, Inc.	5.42%
Tesla, Inc.	5.40%
Nvidia Corp.	5.29%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Advanced Micro Devices	5.20%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/cepi/.

REX Crypto Equity Premium Income ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

REX CRYPTO EQUITY PREMIUM INCOME ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended April 30, 2025* (unaudited)

*   Commencement of Operations December 4, 2024

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments	April 30, 2025 (unaudited)
		Shares	Value
106.29%	COMMON STOCKS

5.40%	CONSUMER DISCRETIONARY
	Tesla, Inc.(A)(B)	6,591	$1,859,717

18.35%	CRYPTO-CURRENCY/BLOCKCHAIN
	Bitdeer Technologies Group(A)(B)	51,637	494,166
	Cipher Mining, Inc.(A)(B)	165,422	471,453
	CleanSpark, Inc.(A)(B)	215,636	1,761,746
	Coinbase Global, Inc.(A)(B)	9,826	1,993,598
	Riot Blockchain, Inc.(A)(B)	220,989	1,599,960
			6,320,923

17.36%	FINANCIALS — DIGITAL INVESTMENT PLATFORMS
	Interactive Brokers Group, Inc.(B)	9,834	1,689,973
	Nu Holdings Ltd.(A)(B)	164,361	2,043,007
	Robinhood Markets, Inc.(A)(B)	45,721	2,245,358
			5,978,338

20.13%	FINANCIALS — PAYMENT SYSTEMS
	Block, Inc.(A)(B)	18,459	1,079,298
	Fiserv, Inc.(A)(B)	4,285	790,882
	Mastercard, Inc. Class A(B)	3,223	1,766,397
	PayPal Holdings, Inc.(A)(B)	23,593	1,553,363
	Visa, Inc. Class A(B)	5,042	1,742,011
			6,931,951

22.67%	INFORMATION TECHNOLOGY — HARDWARE
	Advanced Micro Devices(A)(B)	18,399	1,791,143
	Micron Technology, Inc.(B)	24,383	1,876,272
	Nvidia Corp.(B)	16,730	1,822,232
	Rambus, Inc.(A)(B)	10,801	526,981
	Taiwan Semiconductor Manufacturing Co. Ltd.(B)	10,750	1,791,918
			7,808,546

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments - continued	April 30, 2025 (unaudited)
		Shares	Value
22.38%	INFORMATION TECHNOLOGY — SOFTWARE & SERVICES
	Applied Digital Corporation(A)(B)	153,515	$696,958
	Core Scientific, Inc.(A)(B)	127,641	1,033,892
	Iris Energy Limited(A)(B)	179,548	1,097,038
	Marathon Digital Holdings, Inc.(A)(B)	139,634	1,866,907
	MicroStrategy, Inc. Class A(A)(B)	5,377	2,043,851
	TeraWulf, Inc.(A)(B)	348,957	970,100
			7,708,746

106.29%	TOTAL COMMON STOCKS
	(Cost: $40,555,010)		36,608,221

0.04%	MONEY MARKET FUND
	First American Treasury Obligations Fund — Institutional Class 4.19%(C)
	(Cost: $10,922)	10,922	10,922

106.33%	TOTAL INVESTMENTS
	(Cost: $40,565,932)		36,619,143
(6.33%)	Liabilities in excess of other assets		(2,180,602)
100.00%	NET ASSETS		$34,438,541

(A)    Non-income producing.

(B)    All or a portion of the security is held as collatral for options written.

(C)    Effective 7 day yield as of April 30, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written	April 30, 2025 (unaudited)
(6.40%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(6.40%)	CALL OPTIONS
	Advanced Micro Devices	178	$(1,732,830)	$105.00	05/16/2025	$(47,704)
	Advanced Micro Devices	5	(48,675)	95.00	05/16/2025	(3,525)
	Applied Digital Corporation	1,535	(696,890)	5.00	05/16/2025	(35,305)
	Bitdeer Technologies Group	14	(13,398)	10.00	05/16/2025	(1,050)
	Bitdeer Technologies Group	40	(38,280)	11.00	05/16/2025	(1,600)
	Bitdeer Technologies Group	14	(13,398)	12.50	05/16/2025	(280)
	Bitdeer Technologies Group	448	(428,736)	7.50	05/16/2025	(101,920)
	Block, Inc.	169	(988,143)	60.00	05/16/2025	(52,390)
	Block, Inc.	15	(87,705)	65.00	05/16/2025	(1,695)
	Cipher Mining, Inc.	1,481	(422,085)	3.00	05/16/2025	(39,987)
	Cipher Mining, Inc.	85	(24,225)	3.50	05/16/2025	(935)
	Cipher Mining, Inc.	88	(25,080)	4.00	05/16/2025	(440)
	CleanSpark, Inc.	225	(183,825)	10.00	05/16/2025	(4,950)
	CleanSpark, Inc.	1,931	(1,577,627)	8.00	05/16/2025	(150,618)
	Coinbase Global, Inc.	3	(60,867)	180.00	05/16/2025	(7,260)
	Coinbase Global, Inc.	85	(1,724,565)	190.00	05/16/2025	(167,450)
	Coinbase Global, Inc.	3	(60,867)	215.00	05/16/2025	(2,220)
	Coinbase Global, Inc.	7	(142,023)	220.00	05/16/2025	(4,200)
	Core Scientific, Inc.	101	(81,810)	10.00	05/16/2025	(1,616)
	Core Scientific, Inc.	1,143	(925,830)	8.00	05/16/2025	(67,437)
	Core Scientific, Inc.	32	(25,920)	8.50	05/16/2025	(1,376)
	Fiserv, Inc.	3	(55,371)	190.00	05/16/2025	(750)
	Fiserv, Inc.	1	(18,457)	200.00	05/16/2025	(35)
	Fiserv, Inc.	38	(701,366)	230.00	05/16/2025	(304)
	Interactive Brokers Group, Inc.	88	(1,512,280)	170.00	05/16/2025	(66,000)
	Interactive Brokers Group, Inc.	10	(171,850)	180.00	05/16/2025	(3,000)
	Iris Energy Limited	1,608	(982,488)	6.00	05/16/2025	(91,656)
	Iris Energy Limited	140	(85,540)	7.50	05/16/2025	(1,820)
	Iris Energy Limited	47	(28,717)	8.00	05/16/2025	(329)
	Marathon Digital Holdings, Inc.	1,250	(1,671,250)	13.00	05/16/2025	(151,250)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written - continued	April 30, 2025 (unaudited)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Marathon Digital Holdings, Inc.	146	$(195,202)	$15.00	05/16/2025	$(7,008)
Mastercard, Inc. Class A	28	(1,534,568)	550.00	05/16/2025	(34,468)
Mastercard, Inc. Class A	1	(54,806)	570.00	05/16/2025	(425)
Mastercard, Inc. Class A	3	(164,418)	580.00	05/16/2025	(462)
Micron Technology, Inc.	218	(1,677,510)	75.00	05/16/2025	(106,820)
Micron Technology, Inc.	6	(46,170)	80.00	05/16/2025	(1,404)
Micron Technology, Inc.	19	(146,205)	85.00	05/16/2025	(1,957)
MicroStrategy, Inc. Class A	48	(1,824,528)	330.00	05/16/2025	(262,080)
MicroStrategy, Inc. Class A	4	(152,044)	400.00	05/16/2025	(5,200)
MicroStrategy, Inc. Class A	1	(38,011)	405.00	05/16/2025	(1,100)
Nu Holdings Ltd.	1,472	(1,829,696)	12.00	05/16/2025	(125,120)
Nu Holdings Ltd.	171	(212,553)	13.00	05/16/2025	(5,472)
Nvidia Corp.	145	(1,579,340)	105.00	05/16/2025	(98,745)
Nvidia Corp.	4	(43,568)	110.00	05/16/2025	(1,560)
Nvidia Corp.	4	(43,568)	115.00	05/16/2025	(736)
Nvidia Corp.	14	(152,488)	120.00	05/16/2025	(1,120)
PayPal Holdings, Inc.	6	(39,504)	65.00	05/16/2025	(1,434)
PayPal Holdings, Inc.	205	(1,349,720)	67.50	05/16/2025	(26,445)
PayPal Holdings, Inc.	24	(158,016)	70.00	05/16/2025	(1,224)
Rambus, Inc.	96	(468,384)	50.00	05/16/2025	(15,552)
Rambus, Inc.	3	(14,637)	52.50	05/16/2025	(135)
Rambus, Inc.	9	(43,911)	55.00	05/16/2025	(360)
Riot Blockchain, Inc.	1,979	(1,432,796)	8.00	05/16/2025	(59,370)
Riot Blockchain, Inc.	230	(166,520)	8.50	05/16/2025	(4,600)
Robinhood Markets, Inc.	12	(58,932)	45.00	05/16/2025	(7,584)
Robinhood Markets, Inc.	397	(1,949,667)	50.00	05/16/2025	(152,845)
Robinhood Markets, Inc.	12	(58,932)	51.00	05/16/2025	(4,200)
Robinhood Markets, Inc.	36	(176,796)	55.00	05/16/2025	(6,840)
Taiwan Semiconductor Manufacturing Co. Ltd.	3	(50,007)	160.00	05/16/2025	(2,754)
Taiwan Semiconductor Manufacturing Co. Ltd.	93	(1,550,217)	170.00	05/16/2025	(37,665)
Taiwan Semiconductor Manufacturing Co. Ltd.	11	(183,359)	180.00	05/16/2025	(1,221)
TeraWulf, Inc.	93	(25,854)	2.50	05/16/2025	(4,185)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written - continued	April 30, 2025 (unaudited)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	TeraWulf, Inc.	3,032	$(842,896)	$3.00	05/16/2025	$(60,640)
	TeraWulf, Inc.	364	(101,192)	3.50	05/16/2025	(2,912)
	Tesla, Inc.	2	(56,432)	250.00	05/16/2025	(7,640)
	Tesla, Inc.	57	(1,608,312)	270.00	05/16/2025	(132,411)
	Tesla, Inc.	1	(28,216)	305.00	05/16/2025	(735)
	Tesla, Inc.	5	(141,080)	310.00	05/16/2025	(3,005)
	Visa, Inc. Class A	2	(69,100)	350.00	05/16/2025	(950)
	Visa, Inc. Class A	47	(1,623,850)	360.00	05/16/2025	(6,204)
	Visa, Inc. Class A	1	(34,550)	370.00	05/16/2025	(33)

(6.40%)	TOTAL OPTIONS WRITTEN					$(2,203,723)
	(Premiums Received: (1,315,827))

(A)    Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Statement of Assets and Liabilities	April 30, 2025 (unaudited)
ASSETS
Investments at value(1) (Note 1)	$36,619,143
Receivable for securities sold	22,912
Receivable for capital stock sold	915,958
Dividends and interest receivable	5,932
TOTAL ASSETS	37,563,945
LIABILITIES
Payable for securities purchased	901,225
Accrued advisory fees	20,456
Options written, at value(2) (Note 1)	2,203,723
TOTAL LIABILITIES	3,125,404
NET ASSETS	$34,438,541
Net Assets Consist of:
Paid-in capital	$41,543,805
Distributable earnings (accumulated deficits)	(7,105,264)
Net Assets	$34,438,541
NET ASSET VALUE PER SHARE
Net Assets	$34,438,541
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	940,000
Net Asset Value and Offering Price Per Share	$36.64
(1) Identified cost of:	$40,565,932
(2) Premiums received of:	$1,315,827

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Statement of Operations	Period Ended April 30, 2025* (unaudited)
INVESTMENT INCOME
Dividends (net of foreign tax witheld of $1,316)	$13,288
Interest	14,780
Total investment income	28,068
EXPENSES
Investment advisory fees (Note 2)	61,913
Total expenses	61,913
Net investment income (loss)	(33,845)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(761,961)
Net realized gain (loss) on options written	1,964,839
Total net realized gain (loss) on investments and options written	1,202,878
Net change in unrealized appreciation (depreciation) of investments	(3,946,789)
Net change in unrealized appreciation (depreciation) of options written	(887,896)
Total net change in unrealized appreciation of investments and options written	(4,834,685)
Net realized and unrealized appreciation (depreciation) of investments and options written	(3,631,807)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,665,652)

(1)   Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*   The Fund commenced operations on December 4, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Statement of Changes in Net Assets
Period Ended April 30, 2025* (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(33,845)
Net realized gain (loss) on investments and options written	1,202,878
Net change in unrealized appreciation (depreciation) of investments and options written	(4,834,685)
Increase (decrease) in net assets from operations	(3,665,652)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(3,439,612)
Decrease in net assets from distributions	(3,439,612)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	41,543,805
Increase (decrease) in net assets from capital stock transactions	41,543,805
NET ASSETS
Increase (decrease) during period	34,438,541
Beginning of period	—
End of period	$34,438,541

*   The Fund commenced operations on December 4, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended April 30, 2025* (unaudited)
Net asset value, beginning of period	$50.00
Investment activities
Net investment income (loss)(1)	(0.08)
Net realized and unrealized gain (loss) on investments(2)	(7.22)
Total from investment activities	(7.30)
Distributions
Net investment income	(6.06)
Total distributions	(6.06)
Net asset value, end of period	$36.64
Total Return(3)	(11.46%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.85%
Net investment income (loss)	(0.46%)
Portfolio turnover rate(5)	24.64%
Net assets, end of period (000’s)	$34,439

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on December 4, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements	April 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX Crypto Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 4, 2024.

The Fund’s investment objective is to seek capital appreciation and current income.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$36,608,221	$—	$—	$36,608,221
Money Market Fund	10,922	—	—	10,922
	$36,619,143	$—	$—	$36,619,143
Liabilities
Call Options Written	$(2,203,723)	$—	$—	$(2,203,723)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended April 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended April 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
REX CRYPTO EQUITY PREMIUM INCOME ETF	25,000	$300	$916,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation — the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security but the Fund is fully exposed to the downside if the security decreases in value.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

The following are the derivatives held by the Fund on April 30, 2025:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(2,203,723	)*

*  Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended April 30, 2025, are as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Call Options Written	$1,964,839	$(887,896)

*  Statement of Operations location: Net realized gain (loss) on options written.

** Statements of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the period ended April 30, 2025, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average Notional Value of:
Call Options Written	$(21,331,842)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.85%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in assets, 0.065% on the next $250 million in assets, 0.06% on assets between $500 million and $1 billion, and 0.05% for all assets thereafter, subject to a minimum $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended April 30, 2025 were as follows:

Purchases	Sales
$8,630,403	$5,470,986

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2025 were as follows:

Purchases	Sales	Realized Gains
$38,157,532	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended April 30, 2025 were as follows:

Distributions paid from:
Ordinary income	$3,439,612

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

As of April 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(3,473,457)
Accumulated net realized gain (loss) on investments	1,202,878
Net unrealized appreciation (depreciation) on investments	(4,834,685)
$(7,105,264)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$39,250,105	$895,975	$5,730,660	$(4,834,685)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Period ended April 30, 2025
Shares sold	940,000
Net increase (decrease)	940,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because REX Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “REX Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between REX and Vident Asset Management (“Vident”), with respect to the REX Crypto Equity Premium Income ETF (“REX Crypto ETF”). The Board discussed the arrangements between REX and the Trust and REX and Vident with respect to certain trading activities in the REX Crypto ETF. The Board reflected on its discussions with a representative from REX earlier in the Meeting regarding the manner in which the REX Crypto ETF will be managed and the roles and responsibilities of REX under the REX Advisory Agreement and the Sub-Advisory Agreement (collectively, the “REX Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the REX Advisory Agreements and the responses of REX and Vident to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by REX and Vident, an expense comparison analysis for the REX Crypto ETF and comparable ETFs, and the REX Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Supplemental Information (unaudited) - continued

REX Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by REX and Vident; (ii) the investment performance of REX; (iii) the costs of the services to be provided and profits to be realized by REX and Vident from the relationship with the REX Crypto ETF; (iv) the extent to which economies of scale would be realized if the REX Crypto ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the REX Advisory Agreements, including: (i) information regarding the services and support to be provided by REX and Vident to the REX Crypto ETF; (ii) presentations by management of REX and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the REX Crypto ETF; (iii) information pertaining to the compliance structure of REX and Vident; (iv) disclosure information contained in the REX Crypto ETF’s registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the REX Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX and Vident, including financial information, personnel and the services to be provided by REX and Vident to the REX Crypto ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the REX Crypto ETF and comparative expense and performance information for other ETFs with strategies similar to the REX Crypto ETF prepared by an independent third party; (iii) the anticipated effect of size on the REX Crypto ETF’s performance and expenses; and (iv) benefits anticipated to be realized by REX and Vident from their relationship with the REX Crypto ETF.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the REX Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the REX Advisory Agreements, the Trustees considered numerous factors, including:

1.        The nature, extent, and quality of the services to be provided by REX and Vident.

In this regard, the Board considered the responsibilities of REX and Vident under the REX Advisory Agreements. The Board reviewed the services to be provided by REX and Vident to the REX Crypto ETF, including, without limitation, REX’s process for formulating investment recommendations and the processes of REX and Vident for assuring compliance with the REX Crypto ETF’s investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for the REX Crypto ETF among the service providers; and the anticipated efforts of REX to promote the REX Crypto ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of REX and Vident; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from REX and Vident, the Board concluded that the quality, extent, and nature of the services to be provided by REX and Vident was satisfactory and adequate for the REX Crypto ETF.

2.       The investment performance of REX and Vident.

The Board noted that the REX Crypto ETF had not yet commenced operations. The Trustees considered REX’s experience in developing models utilizing the same methodology as will be used to manage the REX FANG & Innovation Equity Premium Income ETF and the REX AI Equity Premium Income ETF, and Vident’s experience in trade execution and broker-dealer selection. The Trustees also considered that REX does not manage any separate accounts with strategies similar to those of the REX Crypto ETF.

3.       The costs of services to be provided and profits to be realized by REX and Vident from the relationship with the REX Crypto ETF.

In this regard, the Board considered the financial condition of REX and the level of commitment to the REX Crypto ETF by REX and Vident. The Board also considered the projected assets and proposed expenses of the REX Crypto

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Supplemental Information (unaudited) - continued

ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by REX. The Trustees considered the unitary fee structure proposed by REX. The Board compared the proposed unitary fee of the REX Crypto ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the REX Crypto ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the REX Crypto ETF’s projected gross and net expense ratio and gross and net advisory fee were above the Peer Group median but lower than its Category median. The Trustees acknowledged REX’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by REX. The Trustees also considered the split of the advisory fees paid to REX versus those paid to Vident and the respective services provided by each to the REX Crypto ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to REX were within an acceptable range in light of the services to be rendered by REX.

4.       The extent to which economies of scale would be realized as the REX Crypto ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the REX Crypto ETF’s investors.

The Trustees considered that it was not anticipated that the REX Crypto ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

5.       Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the REX Crypto ETF; the basis of decisions to buy or sell securities for the REX Crypto ETF; and the substance and administration of the Code of Ethics and other relevant policies of REX and Vident. The Board noted Vident’s potential use of soft dollars, which it noted could benefit the REX Crypto ETF. The Board also considered potential benefits for REX and Vident in managing the REX Crypto ETF. Following further consideration and discussion, the Board concluded that the standards and practices of REX and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by REX and Vident from managing the REX Crypto ETF were satisfactory.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the REX Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the REX Advisory Agreements.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 7, 2025

*   Print the name and title of each signing officer under his or her signature.